Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 21,946	$ 25,553
Trade receivables	1,034	811
Prepaid expenses and other current assets	6,551	6,443
Total current assets	29,531	32,807
Non-current assets
Other non-current assets	0	5,136
Total non-current assets	867,721	566,399
Total assets	897,252	599,206
Current liabilities
Current portion of long-term debt	23,467	19,795
Trade payables	1,977	1,693
Accrued expenses	9,222	2,531
Other current liabilities	3,357	1,281
Total current liabilities	38,023	25,300
Non-current liabilities
Long-term debt	701,984	419,701
Total non-current liabilities	701,984	419,701
Total liabilities	740,007	445,001
Commitment and contingencies
Shareholders’ Equity
Common shares of par value $1.00 per share: authorized 140,010,000 (2023: 140,010,000) shares, issued and outstanding 43,900,000 (2023: 43,900,000) shares	43,900	43,900
Additional paid-in capital	14,182	111,788
Contributed surplus	91,291	0
Retained earnings/(accumulated deficit)	7,872	(1,483)
Total shareholders’ equity	157,245	154,205
Total liabilities and shareholders’ equity	897,252	599,206
Newbuildings
Non-current assets
Newbuildings and vessels and equipment, net	0	132,646
Vessels and equipment, net
Non-current assets
Newbuildings and vessels and equipment, net	$ 867,721	$ 428,617